UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

 /s/ Nicholas Davidge          Farmingdale, New Jersey      February 13, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $91,383
                                         (thousands)


List of Other Included Managers:

NONE

                          FORM 13F INFORMATION TABLE
                              December 31, 2011

COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8

                             TITLE                      VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS      SOLE     SHARED   NONE

ABERCROMBIE & FITCH CO       CL A            002896207     3,273    67,011  SH         SOLE        NONE         67,011
ACTIVISION BLIZZARD INC      COM             00507V109     1,829   148,456  SH         SOLE        NONE        148,456
AURICO GOLD INC              COM             05155C105     1,651   206,174  SH         SOLE        NONE        206,174
BAKER HUGHES INC             COM             057224107     3,441    70,748  SH         SOLE        NONE         70,748
BB&T CORP                    COM             054937107     3,106   123,395  SH         SOLE        NONE        123,395
CALGON CARBON CORP           COM             129603106     1,482    94,327  SH         SOLE        NONE         94,327
CHARMING SHOPPES INC         COM             161133103     1,635   333,617  SH         SOLE        NONE        333,617
CHESAPEAKE ENERGY CORP       COM             165167107     2,869   128,698  SH         SOLE        NONE        128,698
CREE INC                     COM             225447101       891    40,427  SH         SOLE        NONE         40,427
CVS CAREMARK CORPORATION     COM             126650100     3,612    88,567  SH         SOLE        NONE         88,567
DENNYS CORP                  COM             24869P104       253    67,327  SH         SOLE        NONE         67,327
EXPRESS SCRIPTS INC          COM             302182100     1,536    34,361  SH         SOLE        NONE         34,361
FINISH LINE INC              CL A            317923100       877    45,482  SH         SOLE        NONE         45,482
FORD MTR CO DEL              COM PAR $0.01   345370860     1,251   116,225  SH         SOLE        NONE        116,225
GANNETT INC                  COM             364730101     3,259   243,741  SH         SOLE        NONE        243,741
GENERAL ELECTRIC CO          COM             369604103     2,153   120,190  SH         SOLE        NONE        120,190
GENERAL MTRS CO              COM             37045V100     2,356   116,230  SH         SOLE        NONE        116,230
GOOGLE INC                   CL A            38259P508       704     1,090  SH         SOLE        NONE          1,090
GREAT BASIN GOLD LTD         COM             390124105       593   651,047  SH         SOLE        NONE        651,047
HALLIBURTON CO               COM             406216101     3,552   102,918  SH         SOLE        NONE        102,918
HUNTSMAN CORP                COM             447011107     2,350   235,035  SH         SOLE        NONE        235,035
ISIS PHARMACEUTICALS INC     COM             464330109     1,885   261,489  SH         SOLE        NONE        261,489
JACOBS ENGR GROUP INC DEL    COM             469814107     2,107    51,929  SH         SOLE        NONE         51,929
JDS UNIPHASE CORP            COM PAR $0.001  46612J507       897    85,908  SH         SOLE        NONE         85,908
JPMORGAN CHASE & CO          COM             46625H100     1,008    30,320  SH         SOLE        NONE         30,320
MASTEC INC                   COM             576323109     3,586   206,421  SH         SOLE        NONE        206,421
MAXWELL TECHNOLOGIES INC     COM             577767106       903    55,631  SH         SOLE        NONE         55,631
MCDERMOTT INTL INC           COM             580037109     1,598   138,822  SH         SOLE        NONE        138,822
MEDCO HEALTH SOLUTIONS INC   COM             58405U102     2,254    40,328  SH         SOLE        NONE         40,328
MERCK & CO INC NEW           COM             58933Y105       953    25,268  SH         SOLE        NONE         25,268
MEREDITH CORP                COM             589433101     2,026    62,066  SH         SOLE        NONE         62,066
MOSAIC CO NEW                COM             61945C103     2,137    42,384  SH         SOLE        NONE         42,384
NABORS INDUSTRIES LTD        SHS             G6359F103     1,628    93,889  SH         SOLE        NONE         93,889
NEWFIELD EXPL CO             COM             651290108     4,270   113,179  SH         SOLE        NONE        113,179
PEABODY ENERGY CORP          COM             704549104     2,011    60,728  SH         SOLE        NONE         60,728
PEPSICO INC                  COM             713448108     3,128    47,140  SH         SOLE        NONE         47,140
PFIZER INC                   COM             717081103     3,238   149,633  SH         SOLE        NONE        149,633
POTASH CORP SASK INC         COM             73755L107     1,658    40,174  SH         SOLE        NONE         40,174
PUBLIC SVC ENTERPRISE GROUP  COM             744573106     2,719    82,355  SH         SOLE        NONE         82,355
RUTHS HOSPITALITY GROUP INC  COM             783332109       439    88,289  SH         SOLE        NONE         88,289
SKECHERS U S A INC           CL A            830566105     1,196    98,668  SH         SOLE        NONE         98,668
SPDR SERIES TRUST            S&P BK ETF      78464A797     2,656   133,935  SH         SOLE        NONE        133,935
TASEKO MINES LTD             COM             876511106       223    81,517  SH         SOLE        NONE         81,517
TEXAS ROADHOUSE INC          COM             882681109       925    62,064  SH         SOLE        NONE         62,064
TRIQUINT SEMICONDUCTOR INC   COM             89674K103     1,276   262,032  SH         SOLE        NONE        262,032
UQM TECHNOLOGIES INC         COM             903213106       213   154,554  SH         SOLE        NONE        154,554
VICAL INC                    COM             925602104       782   177,407  SH         SOLE        NONE        177,407
WALGREEN CO                  COM             931422109     1,002    30,320  SH         SOLE        NONE         30,320
XYLEM INC                    COM             98419M100     1,993    77,583  SH         SOLE        NONE         77,583


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